Provisions	12 Months Ended
Mar. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions
Provisions
Provisions consist of amounts recorded with respect to customer warranty obligations, terminations of sales agents and distributors, asset retirement obligations and sales returns.
The provision for warranty claims represents the present value of management’s best estimate of the future outflow of economic resources that will be required under the Company’s obligations for warranties under sale of goods, which may include repair or replacement of previously sold products. The estimate has been made on the basis of historical warranty trends and may vary as a result of new materials, altered manufacturing processes or other events affecting product quality and production.
The sales contract provision relates to management’s estimated cost of the termination of certain third-party dealers, agents and distributors.
Sales returns relate primarily to goods sold through the Direct-to-Consumer sales channel which have a limited right of return, typically within 30 days. The return policy is extended during the holiday shopping period to accommodate a higher volume of activity and purchases given as gifts.

	Warranty	Sales contracts	Sales returns	Other	Total
	$	$	$	$	$
Balance as at March 31, 2016	6,879	4,002	—	798	11,679
Additional provisions recognized	4,265	—	3,372	261	7,898
Reductions resulting from settlement	(3,025)	(1,002)	—	—	(4,027)
Other	—	—	—	22	22
Balance as at March 31, 2017	8,119	3,000	3,372	1,081	15,572
Additional provisions recognized	4,848	—	2,524	369	7,741
Reductions resulting from settlement	(3,446)	—	(2,842)	—	(6,288)
Release of provisions	—	—	158	—	158
Other	(211)	—	80	50	(81)
Balance as at March 31, 2018	9,310	3,000	3,292	1,500	17,102
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	2018	2017
	$	$
Current provisions	6,300	6,046
Non-current provisions	10,802	9,526
	17,102	15,572